Financial Instruments - Disclosure of Financial Liabilities Current and Non-current (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Lease liabilities	R$ 106,199	R$ 102,891
Bottom of range [member]
Disclosure of financial liabilities [line items]
Term Of Lease	5 years	5 years
Top of range [member]
Disclosure of financial liabilities [line items]
Term Of Lease	10 years	10 years